Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the financial instruments that are not accounted for at a fair value on a recurring basis.

		As of		As of
		December 31, 2014		December 31, 2013
		Carrying	Fair	Carrying	Fair
		amount	value	amount	value
		Asset	Asset	Asset	Asset
(in thousands of U.S. dollars)	Level	(Liability)	(Liability)	(Liability)	(Liability)
Recurring:
Cash and cash equivalents	1	$30,477	30,477	108	108
Restricted cash	1	37,119	37,119	10,700	10,700
Derivative financial instruments	2	(9,220)	(9,220)	—	—
Other:
Advances (shareholder loans) to joint ventures	2	18,952	19,629	24,510	25,242
Demand note due from owner	2	143,241	143,241	—	—
Current amounts due to owners and affiliates	2	(6,019)	(6,019)	(15,207)	(15,207)
Loans and promissory notes due to owners and affiliates	2	(467)	(467)	(193,430)	(193,430)
Lampung facility	2	$(212,333)	(214,636)	—	—

Financing Receivable Credit Quality Indicators [Table Text Block]
The following table contains a summary of the loan receivables by type of borrower and the method by which the credit quality is monitored on a quarterly basis:

			As of
			December 31,
Class of Financing Receivables (in thousands of U.S. dollars)	Credit Quality Indicator	Grade	2014	2013
Advances/ loans to joint ventures	Payment activity	Performing	$18,952	$24,510
Demand note due from owner	Payment activity	Performing	$143,241	$—